Consolidated Segment Data (Details) - Schedule of depreciation and amortization by segment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortization:
Total depreciation and amortization	$ 5,981,407	$ 5,032,642	$ 5,034,019
Secured logistics [Member]
Depreciation and amortization:
Total depreciation and amortization	3,373,660	4,407,085	5,011,496
Robotics AI solutions [Member]
Depreciation and amortization:
Total depreciation and amortization	2,497,153	625,557	22,523
General security solutions [Member]
Depreciation and amortization:
Total depreciation and amortization	$ 110,594